Other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other current assets
Schedule of other current assets

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Input value-added tax recoverable	395,198	546,914
Prepaid input VAT & customs duty for import machinery and materials	49,226	87,037
Deposit receivable	66,784	63,727
Insurance receivables (i)	—	43,074
Prepaid expenses	30,513	30,383
Current portion of land use rights (Refer to Note 14 Prepaid land use rights)	12,155	12,821
Value-added tax refund from export sales	707	1,056
Others	33,142	36,759

	587,725	821,771

(i) A fire accident occurred at the Company’s cell facility in Yangzhou, Jiangsu Province, China on July 13, 2017 due to equipment failures. There were no casualties or injuries in the incident but the building, some production equipment and inventories were damaged or lost in the fire. The Company is eligible for the insurance coverage for all its damaged buildings, production equipment and inventories identified in the incident, with the total value of RMB 64,874, and that there is no net impact on the income statement as the loss was fully insured. Based on the Company’s estimates, this line represents the insurance recoverable the Company believes is probable of being received from the insurance company.